ACCOUNTS RECEIVABLE, NET OF ALLOWANCE - Long Term Accounts Receivable, Net of Allowance (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Customer receivables	$ 147,673	$ 153,530	$ 167,017
Unearned finance income	(15,345)	(16,303)	(17,000)
Allowance for doubtful accounts	(5,338)	(5,884)	(4,941)
Accounts receivable, net of allowance	126,990	131,343	145,076
Less: Current portion, net of allowance	55,516	55,794	57,928
Long-term portion, net of allowance	$ 71,474	$ 75,549	$ 87,148